Related Party Transactions (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 17, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions (Details) [Line Items]
Maturity date	On December 17, 2019, the Company loaned $15.0 million to Digital Grid under a term loan agreement with a maturity date of April 30, 2020 and a fixed interest rate of 5.0% (the “$15.0 Million Loan”).
Loan included notes receivable		$ 15.0
Interest income		0.8	$ 0.1	$ 0.7
Interest receivable		15.0
Notes receivable		$ 0.2	$ 0.2
Loan [Member]
Related Party Transactions (Details) [Line Items]
Loan amount	$ 15.0
Fixed interest rate	5.00%
Subsequent loan	$ 15.0